Commitments and contingencies (Details) - Commitments - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Delivery installments for jack-up drilling rigs	$ 0.0	$ 319.8